Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 12,759,270	$ 25,253,578		$ 4,018,226
Deposit assets	6,837,843	597,011		0
Deferred offering costs	7,277,901	3,987,901		0
Prepaid expenses and other assets	1,544,538	436,750		103,649
Total current assets	28,419,552	30,275,240		4,121,875
OTHER ASSETS:
Deposit assets, long-term	3,979,386	1,360,004		0
Equipment, net	546,370	433,804		3,134
Intangible assets, net	30,000	30,000		30,000
TOTAL ASSETS	32,975,308	32,099,048		4,155,009
CURRENT LIABILITIES:
Simple Agreements for Future Equity	39,987,009	29,660,667		0	$ 341,999
Accounts payable and accrued expenses	8,329,219	2,991,524		1,901,176
Deposit liabilities	1,356,090	476,253		0
Other current liabilities	53,240	18,896		0
Total liabilities	49,725,558	33,147,340		1,901,176
Convertible Preferred Stock, $0.00001 par value, 3,973,381 and 2,579,168 shares authorized at December 31, 2025 and 2024, respectively; 3,973,369 and 2,579,168 shares issued and outstanding at December 31, 2025 and 2024, respectively; liquidation preference of $27,271,959 and $7,271,985 at December 31, 2025 and December 31, 2024, respectively	26,854,552	26,854,552	$ 13,319,251	7,504,644	0
Commitments and contingencies (Note 9)
STOCKHOLDERS' DEFICIT:
Common Stock, $0.00001 par value, 16,615,864 and 13,942,168 shares authorized as of December 31, 2025 and 2024, respectively; 10,233,183 and 10,000,000 shares issued and outstanding as of December 31, 2025 and 2024, respectively.	102	102		100
Additional paid-in capital	4,865,302	4,137,830		128,188
Accumulated deficit	(48,470,206)	(32,040,776)		(5,379,099)
Total stockholders' deficit	(43,604,802)	(27,902,844)	$ (8,559,030)	(5,250,811)	$ (551,342)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	$ 32,975,308	$ 32,099,048		$ 4,155,009